   THIS DOCUMENT IS A COPY OF THE FORM 24F-2 ANNUAL NOTICE FILED ON 2/21/96
              PURSUANT TO A RULE 201 TEMPORARY HARDSHIP EXEMPTION

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.     Name and address of issuer:

                   W.P. Stewart & Co. Growth Fund, Inc.
                   527 Madison Ave.
                   New York, NY  10022

2.     Name of each series or class of funds for which this notice is filed:

                   W.P. Stewart & Co. Growth Fund, Inc.

3.     Investment Company Act File Number:  811-8128
       Securities Act File Number:  33-71142

4.     Last day of fiscal year for which this notice is filed:  December 31,
       1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2's declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                   Number: 0               Amount: $0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                   Number: 0               Amount: $0

9. Number and aggregate sale price of securities sold during the fiscal year:

                   Number: 60,528          Amount: $7,051,750

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                   Number: 60,528          Amount: $7,051,750

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                   Number: 0                       Amount: $0

12.    Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                   $                      7,051,750

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans from Item 11, (if applicable):

                   +                              0

       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                   -                        687,836

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e- 2 (if applicable):

                   +                              0

       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), less line
                   (iii), plus line (iv)] (if applicable):

                                          6,363,914

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                   x                        1/2,900

       (vii)       Fee due [line (I) or line (v) multiplied by line (vi)]:

                   $                          2,194.45

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if form is being filed within 60 days after the close of the issuer's fiscal year. Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission;'s Rules of Informal and Other Procedures (17CFR 202.3a).

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/21/96

                                   SIGNATURES

This report has been signed below by the following person(s) on behalf of the issuer and in the capacities and on the dates indicated.


By:  (Signature and Title)*
     /S/ Kevin S. Aarons
     Assistant Treasurer

Date:  2/29/96

* Please print the name and title of the signing officer below the signature.

                                        McDermott, Will, & Emery
                                        1211 Avenue of the Americas
                                        New York, New York  10036-8701
                                        (212) 768-5579


                                        February 20, 1996



W.P. Stewart & Co. Growth Fund, Inc.
527 Madison Avenue
New York, New York  10022

Re:    Rule 24f-2 Notice for Fiscal Year 1995

Gentlemen:

       We are counsel to W.P. Stewart & Co. Growth Fund, Inc. (the "Company"). This letter is in response to your request for our opinion in connection with the filing by you of a Rule 24f-2 Notice pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 for the Company's fiscal year ended December 31, 1995 (the "Rule 24f-2 Notice").

       We have acted as counsel to the Company since its organization and in connection with the filing by the Company of a registration statement, and amendments thereto, with the Securities and Exchange Commission under the Securities Act of 1933, as amended. In so acting, we have reviewed copies, or assisted in the preparation, of the Articles of Incorporation and By-Laws of the Company and the Rule 24f-2 Notice, together with minutes of certain proceedings of and resolutions adopted by unanimous written consent of the Company's Board of Directors. We have examined a Certificate executed by Kevin
S. Aarons, Assistant Secretary and Assistant Treasurer of the Company, (the "Certificate") dated as of the date hereof certifying, among other things, that certain resolutions adopted by the Board of Directors are still in effect insofar as they relate to the issuance of shares of the Company's common stock, par value $0.001 per share (the "Shares") and that the Company has issued certain Shares against payment therefor in accordance with the resolutions authorizing their issuance. In rendering our opinion, we are relying on the Rule 24f-2 Notice and the Certificate; we have made no independent investigation or inquiry as to the matters set forth therein. We assume the genuineness of all signatures, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as copies and the authenticity of all the originals of such document submitted as copies.

       We are admitted to practice law in the State of New York, and we express no opinion as to any laws other than the Maryland General Corporation Law. This opinion is being furnished to you solely for your benefit and may not be relied upon by any other person.

       Based upon the foregoing, we are of the opinion that the Shares referred to in the Rule 24f-2 Notice were legally issued, fully paid and non-assessable.

       We hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the filing of the Rule 24f-2 Notice pursuant to the Investment Company Act of 1940.

                                     Very truly yours,

                                     McDermott, Will & Emery


                                     By:         /S/ Joel A. Adler
                                        ---------------------------------------
                                                     Joel A. Adler